UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2490

Smith Barney Money Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MONEY FUNDS, INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2005

CASH PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.6%
Certificates of Deposit - 3.2%
	HSBC Bank USA:
$80,000,000	3.31% due 10/11/05	$79,999,799
41,000,000	3.72% due 11/9/05	41,000,209
38,000,000	3.99% due 7/17/06	38,000,000
20,000,000	4.00% due 7/18/06	20,000,000
	Wells Fargo Bank NA:
120,000,000	3.65% due 10/11/05	119,999,867
180,000,000	3.69% due 10/24/05	180,000,000
50,000,000	3.76% due 10/31/05	50,000,000
25,000,000	4.01% due 7/24/06	24,975,471

	Total Certificates of Deposit (Cost - $553,975,346)	553,975,346

Certificates of Deposit (Euro) - 3.8%
	Calyon:
112,000,000	3.46% due 12/30/05	112,000,000
78,000,000	3.53% due 12/30/05	77,954,438
	Deutsche Bank Financial LLC:
200,000,000	3.37% due 12/30/05	199,954,373
100,000,000	3.47% due 12/30/05	99,997,467
	Societe Generale London:
75,000,000	3.44% due 11/14/05	75,000,804
35,000,000	3.73% due 6/23/06	35,000,000
45,000,000	4.00% due 7/19/06	44,989,431

	Total Certificates of Deposit (Euro) (Cost - $644,896,513)	644,896,513

Certificates of Deposit (Yankee) - 21.8%
100,500,000	Bank of Montreal, 3.77% due 11/1/05	100,500,000
	Barclays Bank PLC NY:
60,300,000	3.72% due 10/14/05	60,300,000
100,000,000	3.74% due 10/17/05	100,000,000
217,000,000	3.76% due 11/1/05	216,998,515
50,000,000	3.70% due 11/8/05	50,000,000
85,000,000	3.72% due 11/10/05	85,000,000
13,500,000	3.76% due 11/18/05	13,500,000
10,000,000	3.78% due 6/30/06	10,000,000
	BNP Paribas:
65,000,000	3.32% due 10/11/05	64,999,845
172,000,000	3.64% due 10/17/05	172,000,000
82,000,000	3.51% due 12/13/05	81,995,123
73,000,000	3.78% due 12/28/05	72,977,885
85,000,000	4.01% due 2/28/06	84,967,988
20,000,000	4.00% due 3/20/06	20,000,000
73,900,000	4.10% due 5/24/06	73,900,000
10,000,000	3.69% due 6/12/06	10,000,000
	Calyon NY:
38,000,000	3.42% due 11/14/05	38,000,000
50,000,000	4.02% due 2/28/06	49,997,967
	Credit Suisse First Boston NY:
115,000,000	2.45% due 10/7/05	114,983,579
69,900,000	3.67% due 10/12/05	69,900,000
	Depfa Bank PLC:
125,000,000	3.42% due 11/10/05	125,000,000
45,000,000	4.02% due 7/18/06	45,000,000

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) (continued)
$53,750,000	4.16% due 8/4/06	$53,750,000
60,800,000	4.22% due 8/11/06	60,800,000
51,500,000	Deutsche Bank AG, 4.10% due 5/22/06	51,500,000
	Deutsche Bank NY:
47,000,000	3.60% due 12/27/05	47,000,000
10,000,000	4.00% due 7/21/06	10,000,000
75,000,000	4.25% due 8/9/06	75,000,000
	Dexia Credit Local SA:
18,000,000	3.69% due 10/14/05	18,000,000
143,500,000	3.77% due 11/1/05	143,500,575
20,000,000	3.92% due 3/14/06	20,000,000
	Fortis Bank NY:
188,300,000	3.75% due 11/1/05	188,297,735
100,000,000	4.14% due 8/4/06	100,000,000
	HBOS Treasury Services PLC:
35,000,000	3.34% due 10/18/05	34,999,879
83,000,000	3.42% due 11/14/05	83,000,000
80,000,000	4.01% due 7/20/06	79,910,896
	Lloyds TSB Bank PLC NY:
55,000,000	3.30% due 10/19/05	54,998,324
34,000,000	3.54% due 12/12/05	34,000,000
50,000,000	3.69% due 12/13/05	49,994,731
50,000,000	Rabobank Nederland NV NY, 3.76% due 11/1/05	50,000,000
	Royal Bank of Canada NY:
20,000,000	3.75% due 10/21/05	20,000,000
66,500,000	3.77% due 11/1/05	66,500,267
18,500,000	3.99% due 2/21/06	18,500,000
74,500,000	4.03% due 7/24/06	74,459,127
	Royal Bank of Scotland NY:
33,000,000	3.83% due 3/6/06	33,004,156
20,000,000	4.23% due 8/15/06	20,000,000
52,000,000	Societe Generale North America, 3.80% due 11/28/05	51,998,766
	Svenska Handelsbanken NY:
73,000,000	3.58% due 10/5/05	73,000,000
75,000,000	3.62% due 10/11/05	75,000,083
39,500,000	3.71% due 11/1/05	39,500,808
100,000,000	3.69% due 11/9/05	100,000,000
	Toronto Dominion Bank NY:
53,500,000	3.52% due 12/29/05	53,509,798
50,000,000	3.60% due 6/7/06	50,000,000
	UBS AG Stamford CT:
20,000,000	3.61% due 10/3/05	20,000,000
201,800,000	3.78% due 11/1/05	201,800,809

	Total Certificates of Deposit (Yankee) (Cost - $3,712,046,856)	3,712,046,856

Commercial Paper - 57.9%
	Amstel Funding Corp.:
40,000,000	3.27% due 10/18/05 (a)	39,946,333
99,554,000	3.91% due 1/3/06 (a)	98,573,227
	Aquinas Funding LLC:
35,000,000	3.43% due 11/14/05 (a)	34,862,392
25,000,000	4.01% due 2/21/06 (a)	24,615,187
90,000,000	3.87% due 3/3/06 (a)	88,565,500
	Atlantic Asset Securitization Corp.:
80,000,000	3.68% due 10/7/05 (a)	79,967,378

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Commercial Paper (continued)
$79,271,000	3.69% due 10/12/05 (a)	$79,198,071
67,168,000	3.77% due 10/20/05 (a)	67,048,739
91,787,000	4.16% due 3/20/06 (a)	90,039,375
	Atlantis One Funding Corp.:
95,219,000	3.41% due 11/10/05 (a)	94,882,295
60,000,000	3.42% due 11/17/05 (a)	59,748,000
	Atomium Funding Corp.:
77,469,000	3.63% due 10/4/05 (a)	77,461,232
39,657,000	3.72% due 10/12/05 (a)	39,620,218
	Bank of America Corp.:
128,000,000	3.31% due 10/3/05	128,000,000
65,000,000	3.58% due 10/25/05	64,858,986
96,200,000	3.65% due 10/31/05	95,929,144
	Beethoven Funding Corp.:
49,177,000	3.78% due 10/3/05 (a)	49,177,000
51,351,000	3.70% due 10/6/05 (a)	51,335,210
	Brahms Funding Corp.:
100,270,000	3.69% due 10/3/05 (a)	100,270,000
57,195,000	3.69% due 10/5/05 (a)	57,183,307
12,192,000	3.76% due 10/13/05 (a)	12,179,300
15,000,000	3.86% due 10/26/05 (a)	14,963,104
27,373,000	Bryant Park Funding LLC, 3.66% due 10/5/05 (a)	27,367,449
	Chesham Finance LLC:
20,000,000	3.70% due 10/11/05 (a)	19,983,600
175,000,000	3.99% due 12/27/05 (a)	173,367,882
	Cheyne Finance LLC:
75,000,000	3.72% due 11/1/05 (a)	74,777,062
25,000,000	3.72% due 11/2/05 (a)	24,923,125
34,060,000	Cobbler Funding LLC, 3.77% due 10/17/05 (a)	34,010,197
	Concord Minutemen Capital Co.:
56,291,000	3.70% due 10/6/05 (a)	56,273,690
55,416,000	3.82% due 1/6/06 (a)	54,867,612
	Crown Point Capital Co. LLC:
103,971,000	Series A, 3.87% due 3/7/06 (a)	102,269,919
49,846,000	Series C, 3.80% due 10/17/05 (a)	49,772,533
	Cullinan Finance Ltd.:
61,807,000	3.75% due 10/13/05 (a)	61,742,789
65,000,000	3.89% due 2/23/06 (a)	64,012,406
	Danske Corp., Series A:
89,000,000	3.30% due 10/17/05	88,887,514
33,544,000	4.13% due 2/13/06	33,039,619
	Ebury Finance LLC:
50,000,000	3.72% due 10/13/05 (a)	49,948,472
250,000,000	3.78% due 10/17/05 (a)	249,633,472
10,662,000	Erasmus Capital Corp., 3.95% due 12/13/05 (a)	10,579,571
47,000,000	Fairway Finance Corp., 3.79% due 10/13/05 (a)	46,950,650
	Fenway Funding LLC:
70,234,000	3.70% due 10/3/05 (a)	70,234,000
116,513,000	3.97% due 10/3/05 (a)	116,513,000
30,000,000	3.69% due 10/6/05 (a)	29,990,800
50,000,000	3.57% due 10/11/05 (a)	49,960,667
115,874,000	3.84% due 10/26/05 (a)	115,590,463
	Ford Credit Floorplan, Master Own Trust, Motown Notes, Series 2002-1A:
25,800,000	3.75% due 10/13/05	25,773,197
61,100,000	3.96% due 12/19/05	60,587,710

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Commercial Paper (continued)
$29,555,000	Fountain Square Commercial Funding Corp., 3.88% due 1/4/06 (a)	$29,262,578
133,648,000	Foxboro Funding, 3.84% due 10/26/05 (a)	133,320,971
	General Electric Capital Corp.:
76,000,000	3.34% due 10/12/05	75,937,680
27,000,000	3.46% due 11/29/05	26,854,650
198,000,000	3.91% due 3/2/06	194,840,000
	Georgetown Funding Co.:
270,000,000	3.66% due 10/6/05 (a)	269,918,100
20,000,000	3.69% due 10/6/05 (a)	19,993,883
50,000,000	3.70% due 10/18/05 (a)	49,923,333
100,000,000	3.70% due 10/20/05 (a)	99,826,222
56,000,000	3.73% due 10/27/05 (a)	55,861,493
90,187,000	3.85% due 11/15/05 (a)	89,774,419
	Giro Balanced Funding Corp.:
65,262,000	3.71% due 10/7/05 (a)	65,235,170
43,184,000	3.78% due 10/11/05 (a)	43,147,821
62,093,000	3.78% due 10/17/05 (a)	62,001,965
80,000,000	Giro Funding Corp., 3.67% due 10/6/05	79,975,600
	Grampian Funding LLC:
50,000,000	3.44% due 11/8/05 (a)	49,831,000
12,000,000	3.82% due 1/13/06 (a)	11,872,500
5,000,000	3.94% due 2/21/06 (a)	4,924,212
100,000,000	4.04% due 3/21/06 (a)	98,141,000
	Harwood Street Funding I LLC:
50,000,000	3.69% due 10/6/05 (a)	49,984,667
50,000,000	3.81% due 10/12/05 (a)	49,952,500
	Harwood Street Funding II:
36,343,000	3.74% due 10/13/05	36,305,446
80,615,000	3.76% due 10/13/05	80,531,026
148,958,000	3.81% due 10/13/05	148,800,767
150,436,000	HSBC Finance Corp., 3.94% due 10/3/05	150,436,000
41,789,000	Jupiter Securitization Corp., 3.69% due 10/14/05 (a)	41,742,074
43,713,000	Legacy Capital LLC, 3.45% due 11/15/05 (a)	43,535,999
100,000,000	Liberty Street Funding Corp., 3.71% due 10/14/05 (a)	99,886,944
	Main Street Warehouse Funding:
136,000,000	3.69% due 10/6/05 (a)	135,958,293
75,000,000	3.78% due 10/11/05 (a)	74,937,167
30,000,000	3.74% due 10/12/05 (a)	29,972,025
100,000,000	3.79% due 10/17/05 (a)	99,853,000
25,000,000	3.81% due 10/20/05 (a)	24,955,139
100,000,000	3.86% due 10/24/05 (a)	99,775,417
	Market Street Funding Corp.:
45,015,000	3.65% due 10/11/05 (a)	44,978,638
67,860,000	3.71% due 10/21/05 (a)	67,734,459
40,064,000	4.09% due 3/21/06 (a)	39,309,806
85,000,000	Master Funding LLC, Series B, 3.76% due 11/10/05 (a)	84,664,439
	Mica Funding LLC:
69,912,000	3.68% due 10/3/05 (a)	69,912,000
50,000,000	3.71% due 10/12/05 (a)	49,953,750
22,325,000	3.70% due 10/13/05 (a)	22,302,055
76,000,000	3.81% due 10/18/05 (a)	75,879,667
184,350,000	3.84% due 10/27/05 (a)	183,879,293
50,000,000	3.65% due 3/1/06 (a)	49,994,855
	Monument Gardens Funding LLC:
72,833,000	3.84% due 10/21/05 (a)	72,693,525
90,000,000	3.80% due 10/24/05 (a)	89,801,025

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Commercial Paper (continued)
$75,000,000	3.83% due 12/8/05 (a)	$74,478,875
69,821,000	3.86% due 12/12/05 (a)	69,302,385
50,000,000	4.00% due 12/28/05 (a)	49,527,000
	Nieuw Amsterdam Receivables:
62,918,000	3.62% due 10/3/05 (a)	62,918,000
60,297,000	3.70% due 10/18/05 (a)	60,204,293
100,000,000	Nyala Funding LLC, 3.77% due 10/17/05 (a)	99,853,778
60,000,000	Ormond Quay Funding LLC, 3.68% due 10/7/05	59,975,533
180,000,000	Park Granada LLC, 3.67% due 10/6/05 (a)	179,945,100
	Perry Global Funding LLC:
98,600,000	3.65% due 10/11/05 (a)	98,520,463
130,842,000	3.78% due 10/21/05 (a)	130,595,363
41,008,000	Picaros Funding LLC, 3.97% due 3/1/06 (a)	40,347,760
	Polonius Inc.:
28,500,000	3.78% due 10/21/05 (a)	28,446,277
39,170,000	3.86% due 12/21/05 (a)	38,842,506
39,505,000	3.98% due 1/23/06 (a)	39,024,444
	Regency Markets No. 1 LLC:
89,663,000	3.70% due 10/7/05 (a)	89,626,238
59,018,000	3.77% due 10/13/05 (a)	58,956,359
50,000,000	3.77% due 12/7/05 (a)	49,663,264
18,100,000	Royal Bank of Scotland PLC, 3.56% due 10/17/05	18,075,153
15,000,000	Saint Germain Holdings Ltd., 3.85% due 12/14/05 (a)	14,885,700
	Scaldis Capital LLC:
36,473,000	3.55% due 12/9/05 (a)	36,236,098
17,985,000	4.00% due 2/17/06 (a)	17,716,704
75,000,000	Sheffield Receivables Corp., 3.65% due 10/4/05 (a)	74,992,417
38,000,000	Societe Generale North America, 3.75% due 11/18/05	37,819,859
	Solitaire Funding LLC:
44,174,000	3.72% due 10/13/05 (a)	44,128,476
100,000,000	3.66% due 10/17/05 (a)	99,858,444
37,423,000	3.97% due 2/9/06 (a)	36,901,355
50,000,000	Stanfield Victoria Funding LLC, 4.18% due 3/30/06 (a)(b)	48,987,625
	Strand Capital LLC:
78,750,000	3.58% due 10/12/05 (a)	78,680,109
30,000,000	3.54% due 10/17/05 (a)	29,959,167
15,000,000	3.54% due 10/18/05 (a)	14,978,125
50,000,000	4.05% due 1/11/06 (a)	49,444,444
35,000,000	4.00% due 1/24/06 (a)	34,568,246
38,000,000	4.09% due 3/14/06 (a)	37,314,290
100,000,000	Stratford Receivables Co., LLC, 3.79% due 10/17/05 (a)	99,853,000
90,000,000	Surrey Funding Corp., 3.70% due 10/18/05 (a)	89,861,625
	Tasman Funding Inc.:
70,195,000	3.66% due 10/7/05 (a)	70,166,532
50,000,000	3.71% due 10/11/05 (a)	49,958,889
45,155,000	3.55% due 12/12/05 (a)	44,848,573
50,000,000	4.05% due 1/3/06 (a)	49,487,611
	Thames Asset Global Securitization:
134,640,000	3.65% due 10/3/05 (a)	134,640,000
123,127,000	3.62% due 10/7/05 (a)	123,077,749
50,000,000	3.77% due 10/20/05 (a)	49,911,222
172,468,000	Three Pillars Funding Corp., 3.69% due 10/7/05 (a)	172,397,480
45,255,000	Ticonderoga Funding, 3.68% due 10/12/05 (a)	45,213,479
9,168,000	UBS Finance Delaware LLC, 3.80% due 10/5/05	9,166,065

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Commercial Paper (continued)
	Victory Receivable Corp.:
$24,141,000	3.64% due 10/3/05 (a)	$24,141,000
146,866,000	3.67% due 10/4/05 (a)	146,851,069
50,980,000	3.78% due 10/13/05 (a)	50,926,613
101,416,000	3.78% due 10/21/05 (a)	101,224,831
42,571,000	3.81% due 10/25/05 (a)	42,472,141
	Whistlejacket Capital Ltd.:
12,433,000	3.85% due 1/24/06 (a)	12,285,482
12,658,000	3.94% due 2/23/06 (a)	12,463,415

	Total Commercial Paper (Cost - $9,851,574,596)	9,851,574,596

Bank Note - 0.3%
45,000,000	Bank of America N.A., 4.10% due 5/22/06 (Cost - $45,000,000)	45,000,000

Medium Term Notes - 4.6%
200,000,000	Cheyne Finance LLC, 3.74% due 9/15/06 (a)(b)	199,957,288
300,000,000	General Electric Capital Corp., 3.89% due 10/17/06 (b)	300,000,000
	Stanfield Victoria Funding LLC:
130,000,000	3.79% due 2/27/06 (a)(b)	129,984,379
50,000,000	3.64% due 5/5/06 (a)(b)	49,991,205
50,000,000	3.73% due 7/17/06 (a)(b)	49,987,907
25,000,000	3.79% due 7/24/06 (a)(b)	24,993,926
25,000,000	White Pine Finance LLC, 3.77% due 12/20/05 (a)(b)	24,998,358

	Total Medium Term Notes (Cost - $779,913,063)	779,913,063

Promissory Note - 1.2%
200,000,000	Goldman Sachs Group Inc., 4.00% due 3/20/06 (a)(b) (Cost - $200,000,000)	200,000,000

Time Deposit - 0.0%
7,572,000	Royal Bank Of Canada, 3.90% due 10/3/05 (Cost - $7,572,000)	7,572,000

U.S. Government Agencies - 5.9%
147,000,000	Federal Home Loan Bank (FHLB), 3.67% due 5/16/06 (b)	146,941,174
	Federal Home Loan Mortgage Corp. (FHLMC):
41,250,000	3.36% due 11/15/05	41,087,406
19,125,000	3.40% due 12/20/05	18,987,842
20,000,000	3.54% due 2/27/06	19,719,067
75,000,000	3.57% due 3/7/06	73,885,937
50,000,000	3.61% due 3/27/06	49,146,875
46,173,000	3.72% due 5/30/06	45,072,531
25,000,000	3.89% due 7/5/06	24,284,809
	Series RB:
11,312,000	3.40% due 2/7/06	11,179,910
23,000,000	3.90% due 2/14/06	22,672,537
100,000,000	4.05% due 3/28/06	98,061,556
23,253,000	3.56% due 5/30/06	22,722,725
	Federal National Mortgage Association (FNMA):
150,000,000	3.39% due 10/3/05 (b)	150,000,000
25,000,000	3.80% due 6/30/06	24,312,812
	Discount Notes:
68,500,000	3.36% due 11/16/05	68,223,717
44,285,000	3.69% due 3/17/06	43,562,416
5,000,000	3.47% due 3/31/06	4,916,467
100,000,000	3.72% due 5/22/06 (b)	99,961,915

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies (continued)
$50,000,000	3.71% due 5/26/06	$48,829,896

	Total U.S. Government Agencies (Cost - $1,013,569,592)	1,013,569,592

U.S. Government Obligation - 0.9%
150,000,000	U.S. Treasury Notes, 2.38% due 8/31/06 (Cost - $147,839,832)	147,839,832

	TOTAL INVESTMENTS - 99.6% (Cost - $16,956,387,798#)	16,956,387,798
	Other Assets in Excess of Liabilities - 0.4%	60,294,554

	TOTAL NET ASSETS - 100.0%	$17,016,682,352

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

MTN	— Medium-Term Note

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.1%
U.S. Government & Agency Obligations - 81.3%
U.S. Government Agencies - 80.0%
	Federal Farm Credit Bank (FFCB):
$75,000,000	3.59% due 12/14/05 (a)	$74,992,560
80,000,000	3.76% due 12/27/06 (a)	79,990,146
75,000,000	3.76% due 3/1/07 (a)	74,994,781
10,000,000	Discount Notes, 4.02% due 9/13/06	9,630,083
	Federal Home Loan Bank (FHLB):
100,000,000	3.62% due 10/3/05 (a)	100,000,000
100,000,000	3.67% due 5/16/06 (a)	99,959,982
20,000,000	2.95% due 9/14/06	19,770,248
63,503,000	Discount Notes, 3.71% due 11/4/05	63,294,146
	Federal Home Loan Mortgage Corp. (FHLMC):
100,000,000	3.70% due 11/7/05 (a)	100,000,599
	Discount Notes:
115,000,000	3.54% due 10/5/05	114,977,511
35,000,000	3.25% due 10/11/05	34,975,150
35,350,000	3.46% due 10/11/05	35,323,056
25,000,000	3.35% due 11/1/05	24,933,743
60,000,000	3.50% due 11/1/05	59,832,767
73,510,000	3.54% due 11/10/05	73,238,421
25,000,000	3.37% due 12/5/05	24,855,625
25,000,000	3.44% due 1/10/06	24,770,375
22,741,000	3.99% due 3/27/06	22,309,869
60,000,000	3.77% due 3/31/06	58,906,608
25,000,000	3.89% due 7/5/06	24,284,809
40,000,000	3.93% due 7/5/06	38,843,472
8,645,000	4.12% due 8/1/06	8,357,813
24,282,000	Series RB, 4.05% due 3/28/06	23,810,713
	Federal National Mortgage Association (FNMA):
100,000,000	3.39% due 10/3/05 (a)	100,000,000
34,400,000	3.65% due 9/7/06 (a)	34,385,056
	Discount Notes:
82,000,000	3.46% due 10/12/05	81,929,685
32,107,000	3.30% due 10/19/05	32,060,623
145,000,000	3.63% due 11/9/05	144,463,500
80,000,000	3.79% due 12/21/05	79,341,667
69,683,000	4.07% due 3/29/06	68,315,994
25,000,000	3.72% due 5/26/06	24,414,132
40,000,000	4.08% due 7/28/06	38,700,389

	Total U.S. Government Agencies (Cost - $1,795,663,523)	1,795,663,523

U.S. Government Obligation - 1.3%
30,000,000	U.S. Treasury Notes, 2.38% due 8/31/06 (Cost - $29,642,020)	29,642,020

	Total U.S. Government & Agency Obligations (Cost - $1,825,305,543)	1,825,305,543

REPURCHASE AGREEMENT - 17.8%
400,892,000	Goldman, Sachs & Co., dated 9/30/05, 3.85% due 10/3/05; Proceeds at maturity - $401,020,620; (Fully collateralized by various U.S. Treasury obligations, 3.00% to 3.875% due 5/31/07 to 7/15/12; Market value - $408,910,375), (Cost - $400,892,000)	400,892,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

TOTAL INVESTMENTS - 99.1% (Cost - $2,226,197,543#)	2,226,197,543
Other Assets in Excess of Liabilities - 0.9%	19,613,164

TOTAL NET ASSETS - 100.0%	$2,245,810,707

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Cash Portfolio (“Cash”) and Government Portfolio (“Government”) (“Funds”) are separate investment funds of Smith Barney Money Funds, Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Money Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	November 29, 2005